Nature of Business and Organization	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Powerbridge Technologies Co., Ltd. (“Powerbridge” or the “Company”), is a company that was established under the laws of the Cayman Islands on July 27, 2018 as a holding company. The Company, through its subsidiaries (collectively the “Company”), is a provider of software application and technology services to corporate and government customers engaged in global trade. Mr. Ban Lor, the Company’s Chairman of the Board and Chief Executive Officer (“CEO”), together with his brother, Mr. Stewart Lor, the Company’s Chief Financial Officer (“CFO”) are the ultimate Controlling Shareholders of the Company.

Initial Public Offering

On April 4, 2019, the Company consummated its initial public offering (“IPO”) of 2,012,500 Ordinary Shares at a price of $5.00 per shares including the exercise in full of the underwriters' over-allotment option of 262,500 ordinary shares at IPO price of $5.00 per share. The gross proceeds from the IPO were $10,062,500 and the net proceeds was $8,021,987. As a result of the IPO, the Ordinary Shares now trade on the Nasdaq Capital Market under the symbol “PBTS.”

COVID-19

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first quarter of 2020, which has caused significant volatility in the PRC and international markets. The ongoing COVID-19 pandemic has resulted in a reduction in economic activity by adversely affecting production, creating supply chain and market disruption. Substantially most of our revenues and our workforce are concentrated in China. Consequently, the Company has experienced delayed customer payments and rescheduled customer orders. Since the COVID-19 pandemic has been gradually contained in China, our revenue and gross margin for the year ended December 31, 2020 and 2021 has not been adversely affected. However, any potential impact to the Company’s results will depend on, to a large extent, future developments and new information that may emerge regarding the duration and severity of the COVID-19 and the actions taken by government authorities and other entities to contain the COVID-19 or treat its impact, almost all of which are beyond the Company’s control.

Reorganization

A reorganization of the Company’s legal structure was completed on August 27, 2018. The reorganization involved the incorporation of Powerbridge, a Cayman Islands holding company, and its wholly owned subsidiaries, Powerbridge Technologies Co., Limited (“Powerbridge HK”), a holding company incorporated on July 27, 2018 under the laws of Hong Kong; and the transfer of all equity ownership of Zhuhai Powerbridge Technology Co., Ltd. (“Powerbridge Zhuhai”) to Powerbridge HK from the former shareholders of Powerbridge Zhuhai through an investment holding company. In consideration of the transfer, the Company issued 11,508,747 shares of the Company with par value 0.001 per share to the former shareholders of Powerbridge Zhuhai. On February 10, 2019, the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 1-0.6. After the reverse stock split, the Company’s authorized number of Ordinary Shares was 300,000,000 shares with par value of $0.00166667 per share and 6,905,248 shares were issued and outstanding immediately after the reverse stock split. The Company has retroactively adjusted all shares and per share data for all the periods presented.

Prior to the reorganization, Powerbridge Zhuhai’s equity interests were held by the former shareholders through an investment holding company, of which the Controlling Shareholders owned 84.9% of equity interest of Powerbridge Zhuhai. Powerbridge Zhuhai was incorporated on October 30, 1997 in Zhuhai, Guangdong province under the laws of the People’s Republic of China (the “PRC” or “China”). Powerbridge Zhuhai is an operating subsidiary that provides global trade software application and technology services to corporate and government customers located in the PRC. Beijing Powerbridge Technology Co., Ltd. (“Powerbridge Beijing”), a company conducting engineering and IT research and development activities, was incorporated on September 28, 2017 in Beijing under the laws of PRC, with Powerbridge Zhuhai owning 55% and Mr. Tianfei Feng owning 45% of equity interest. Since inception, Powerbridge Zhuhai and Mr. Tianfei Feng have only made nominal investments in Powerbridge Beijing and no substantial business operations have occurred; as a result, Powerbridge Zhuhai and Mr. Tianfei Feng agreed to deregister the entity. Mr. Tianfei Feng later became the Company’s Chief Research and Development Officer and the technology research and development activities originally conducted in Powerbridge Beijing are now conducted through the Beijing branch of Powerbridge Zhuhai. Powerbridge Beijing was deregistered on October 25, 2018.

On August 7, 2018, the former shareholders transferred their 100% ownership interest in Powerbridge Zhuhai to Powerbridge HK, which is 100% owned by Powerbridge. After the reorganization, Powerbridge owns 100% equity interests of Powerbridge HK and Powerbridge Zhuhai. All shareholders have the same ownership interest in Powerbridge as in Powerbridge Zhuhai prior to the reorganization.

Since the Company and its subsidiaries are effectively controlled by the same group of the shareholders before and after the reorganization, they are considered under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the consolidated financial statements.

For the year ended December 31, 2021, the details of the Company's principal subsidiaries are as follows:

Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Powerbridge Technologies Co., Ltd. (“Powerbridge HK”)	100% by Powerbridge	July 27, 2018	Hong Kong, PRC	Investment holding
Hongding Technology Co., Ltd (“Hongding”)	100% by Powerbridge	July 28, 2020	Hong Kong, PRC	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”)	100% by Powerbridge	October 1, 2021	Singapore	Management consultancy services
Powerbridge Technologies Group Co., Ltd. (“Powerbridge Zhuhai”)	100% by Powerbridge HK	October 30, 1997	the PRC	software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”)	100% by Powerbridge HK	August 17, 2021	the PRC	Supply chain business
Shenzhen Hongding Interconnect Technology Co., Ltd.	100% by Hongding	October 21, 2020	the PRC	software application and technology services
Shantou Hongrui Information Technology Co., Ltd. (“Shantou Hongrui) *	38% by Powerbridge Zhuhai	On August 19, 2019	the PRC	software application and technology services
Ningbo Powerbridge Pet Product Cross-border E-Commerce Service Co., Ltd. (“Ningbo Powerbridge”) (1)	60% by Powerbridge Zhuhai	September 29, 2019	the PRC	E-commerce
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”)	100% by Hongding	July 28, 2020	the PRC	software application and technology services
Wuhan Honggang Technology Co., Ltd (“Honggang”)	60% by Powerbridge Zhuhai	June 21, 2019	the PRC	software application and technology services
Chongqing Powerbridge Zhixin Technology Co., Ltd* (“Zhixin”)	45% by Powerbridge Zhuhai	September 2, 2019	the PRC	software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”)	60% by Powerbridge Zhuhai	July 21, 2021	the PRC	Supply chain business
Hunan Xinfei Digital Technology Co., Ltd. (“Hunan Xinfei”)	51% by Powerbridge Zhuhai	August 2, 2021	the PRC	software application and technology services
Zhanjiang Hongqin Technology Co., Ltd. (“Zhanjiang Hongqin”)	51% by Powerbridge Zhuhai	July 7, 2021	the PRC	software application and technology services
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) (2)	51% by Powerbridge Zhuhai	April 25, 2021	the PRC	software application and technology services

(1)	Certain third-party shareholders of Shantou Hongrui and Zhixin signed consents with the Company for the year ended December 31, 2021, which stated that the Company has the power and control to direct the activities that most significantly impact Shantou Hongrui and Zhixin and they unconditionally vote by consensus with the Company in all the board decisions. As such, the Company consolidates the financial results of Shantou Hongrui and Zhixin based on the voting power. On January 5, 2022, the Board approved to sell the Company’s 38% ownership interest in Shantou Hongrui to other shareholders for a price of $0.

(2)	On July 5, 2021, the Board approved to the sale of the Company’s 60% ownership interest to a third party of Ningbo Powerbridge for a cash consideration of $894. Management determined that this disposition did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.

COVID-19

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first quarter of 2020, which has caused significant volatility in the PRC and international markets. The ongoing COVID-19 pandemic has resulted in a reduction in economic activity by adversely affecting production, creating supply chain and market disruption. Substantially most of our revenues and our workforce are concentrated in China. Consequently, the Company has experienced delayed customer payments and rescheduled customer orders. Since the COVID-19 pandemic has been gradually contained in China, our revenue and gross margin for the year ended December 31, 2021 has not been adversely affected. However, any potential impact to the Company’s results will depend on, to a large extent, future developments and new information that may emerge regarding the duration and severity of the COVID-19 and the actions taken by government authorities and other entities to contain the COVID-19 or treat its impact, almost all of which are beyond the Company’s control.